Cost of sales (Details) - Cost of sales - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expense by nature
Power generation	$ 85.6	$ 84.4
Depreciation	49.4	47.9
Amortization	4.8	4.4
Tower repairs and maintenance	13.2	10.7
Staff costs	7.1	6.4
Regulatory fees	7.2	6.8
Security services	5.5	5.3
Travel costs	2.0	0.8
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.4	0.9
Insurance	0.7	0.7
Short-term rental	1.2	1.5
Vehicle maintenance and repairs	0.4	0.5
Professional fees	0.3	0.3
Other	3.8	3.2
Total	$ 183.6	$ 173.8